Debt - Additional Information (Detail) (USD $)	12 Months Ended					0 Months Ended		12 Months Ended								0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Feb. 03, 2012	Dec. 31, 2011	Jul. 29, 2005	Feb. 03, 2012 Minimum [Member]	Feb. 03, 2012 Maximum [Member]	Dec. 31, 2013 L-3 Communications Holdings, Inc. [Member]	Dec. 31, 2012 L-3 Communications Holdings, Inc. [Member]	Dec. 31, 2011 L-3 Communications Holdings, Inc. [Member]	Jan. 31, 2011 L-3 Communications Holdings, Inc. [Member]	Dec. 31, 2013 CODES Due 2035 [Member]	Feb. 02, 2011 CODES Due 2035 [Member]	Dec. 31, 2013 CODES Due 2035 [Member] L-3 Communications Holdings, Inc. [Member]	Dec. 31, 2012 CODES Due 2035 [Member] L-3 Communications Holdings, Inc. [Member]	Feb. 03, 2012 Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total aggregate borrowings under revolving credit facility			$ 1,000,000,000
Revolving credit facility expiration date																Feb. 03, 2017
Uncommitted incremental revolving facilities and additional term loan facilities			500,000,000
Base rate above the latest federal funds rate			0.50%
Base rate above a Eurodollar Rate			1.00%
Applicable spread on base rate option						0.25%	1.00%
Applicable spread on Eurodollar Rate option						1.25%	2.00%
Commitment fees calculated on the daily amounts of the available unused commitments						0.15%	0.325%
Letter of credit fees for performance and commercial letters of credit						0.675%	1.20%
Letter of credit fees for financial letters of credit						1.25%	2.00%
Sale of 3% Convertible Contingent Debt Securities by L-3 Holdings					700,000,000
Interest rate on Senior Notes												3.00%		3.00%	3.00%
Repurchases by the holders of the CODES													11,000,000
Cash redemption price in CODES								Equal to 100% of the principal amount
Remaining CODES that have been classified as long-term debt								689,000,000	689,000,000
Effective Interest Rate											6.33%
Interest expense recognized								21,000,000	21,000,000	23,000,000
Carrying amount of the equity component (conversion feature)	64,000,000	64,000,000
Conversion rate of CODES, shares								11.0813
Conversion price of L-3 Holding CODES	$ 90.24	$ 91.21		$ 96.48				$ 90.24
Settlement amount upon conversion of the CODES								1,000
Excess of current common stock price over common stock conversion price	120.00%							120.00%
Current convertible common stock price	$ 108.29													$ 108.29
Number of trading days for conversion, minimum								20 days
Number of consecutive trading-day period ending on the last trading day of the previous fiscal quarter								30 days
Maximum number of calendar days for purchase of common stock	45 days
Number of trading days preceding the declaration date for distribution	10 days
Percentage exceeding per share value of the closing price	10.00%
Percentage of average closing price	98.00%
Number of consecutive business-day period	5 days
Number of consecutive trading-day period	5 days
Number of trading days in the conversion period	20 days
Payment period of contingent interest	6 months
Number of trading days ending on the second trading day preceding the first day of the applicable six-month interest period	5 days
Percentage of average trading price of one thousand dollars in principal amount of CODES for contingent interest payable	0.25%
Changes in the fair value of the embedded derivative	0	0		0
Ownership percentage								100.00%
Maximum consolidated senior leverage ratio under revolving credit facility covenants	Less than or equal to 4.0 to 1.0
Minimum consolidated interest coverage ratio under revolving credit facility covenants	Greater than or equal to 3.0 to 1.0
Maximum consolidated interest coverage ratio under revolving credit facility covenants	Less than or equal to 3.5 to 1.0
Minimum aggregate amount of indebtedness, swap contracts or guarantees to trigger cross default provisions	50,000,000
Maximum days to cure defaults triggering cross default provisions	10 days
Minimum aggregate principal amount of senior subordinated notes accelerated to trigger cross default provisions	50,000,000
Minimum aggregate amount of senior notes accelerated to trigger cross default provisions	$ 100,000,000